American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2023

VP Growth - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	87	35,579
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	175	27,277
Automobile Components — 0.6%
Aptiv PLC(1)	298	29,380
Automobiles — 2.7%
Tesla, Inc.(1)	548	137,121
Beverages — 1.2%
PepsiCo, Inc.	355	60,151
Biotechnology — 3.1%
AbbVie, Inc.	754	112,391
Vertex Pharmaceuticals, Inc.(1)	138	47,988
		160,379
Broadline Retail — 5.0%
Amazon.com, Inc.(1)	2,040	259,325
Building Products — 0.4%
Trex Co., Inc.(1)	356	21,940
Capital Markets — 0.8%
S&P Global, Inc.	107	39,099
Chemicals — 0.5%
Air Products & Chemicals, Inc.	92	26,073
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	56	31,638
Sysco Corp.	300	19,815
Target Corp.	302	33,392
		84,845
Electrical Equipment — 0.8%
Eaton Corp. PLC	142	30,286
Generac Holdings, Inc.(1)	94	10,242
		40,528
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	217	43,782
Keysight Technologies, Inc.(1)	255	33,739
		77,521
Energy Equipment and Services — 0.4%
Schlumberger NV	322	18,773
Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	395	24,609
Take-Two Interactive Software, Inc.(1)	98	13,758
		38,367
Financial Services — 4.8%
Adyen NV(1)	13	9,699
Block, Inc.(1)	322	14,252
Mastercard, Inc., Class A	6	2,375
Visa, Inc., Class A	973	223,800
		250,126
Food Products — 0.5%
Mondelez International, Inc., Class A	339	23,527
Vital Farms, Inc.(1)	390	4,516
		28,043

Ground Transportation — 1.7%
Uber Technologies, Inc.(1)	1,081	49,715
Union Pacific Corp.	185	37,672
		87,387
Health Care Equipment and Supplies — 2.0%
Dexcom, Inc.(1)	316	29,483
IDEXX Laboratories, Inc.(1)	48	20,989
Intuitive Surgical, Inc.(1)	135	39,459
Shockwave Medical, Inc.(1)	61	12,145
		102,076
Health Care Providers and Services — 2.9%
Cigna Group	130	37,189
UnitedHealth Group, Inc.	222	111,930
		149,119
Hotels, Restaurants and Leisure — 3.0%
Airbnb, Inc., Class A(1)	203	27,854
Chipotle Mexican Grill, Inc.(1)	29	53,123
Dutch Bros, Inc., Class A(1)(2)	482	11,206
Expedia Group, Inc.(1)	122	12,574
Starbucks Corp.	551	50,290
		155,047
Household Products — 0.6%
Procter & Gamble Co.	213	31,068
Insurance — 0.8%
Progressive Corp.	303	42,208
Interactive Media and Services — 11.3%
Alphabet, Inc., Class A(1)	3,135	410,246
Meta Platforms, Inc., Class A(1)	588	176,524
		586,770
IT Services — 3.0%
Accenture PLC, Class A	283	86,912
Okta, Inc.(1)	332	27,061
Snowflake, Inc., Class A(1)	189	28,874
Twilio, Inc., Class A(1)	202	11,823
		154,670
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	228	25,495
Machinery — 1.0%
Parker-Hannifin Corp.	69	26,877
Xylem, Inc.	294	26,763
		53,640
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	88	12,720
Pharmaceuticals — 4.0%
Eli Lilly & Co.	229	123,003
Novo Nordisk AS, Class B	512	46,618
Zoetis, Inc.	216	37,580
		207,201
Professional Services — 0.1%
Paycor HCM, Inc.(1)	196	4,475
Semiconductors and Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.(1)	585	60,150
Analog Devices, Inc.	195	34,143
Applied Materials, Inc.	341	47,211
ASML Holding NV	55	32,381

GLOBALFOUNDRIES, Inc.(1)(2)	163	9,485
NVIDIA Corp.	675	293,618
		476,988
Software — 18.3%
Cadence Design Systems, Inc.(1)	215	50,375
Crowdstrike Holdings, Inc., Class A(1)	235	39,334
Datadog, Inc., Class A(1)	377	34,341
Microsoft Corp.	2,142	676,337
PagerDuty, Inc.(1)	556	12,504
Salesforce, Inc.(1)	240	48,667
Splunk, Inc.(1)	283	41,389
Workday, Inc., Class A(1)	206	44,259
		947,206
Specialized REITs — 0.5%
Equinix, Inc.	39	28,324
Specialty Retail — 3.1%
CarMax, Inc.(1)	199	14,075
Home Depot, Inc.	217	65,569
Ross Stores, Inc.	251	28,350
TJX Cos., Inc.	593	52,706
		160,700
Technology Hardware, Storage and Peripherals — 10.1%
Apple, Inc.	3,058	523,560
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	37	19,021
NIKE, Inc., Class B	271	25,913
		44,934
TOTAL COMMON STOCKS (Cost $2,551,902)		5,128,115
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Growth ETF	140	37,239
Technology Select Sector SPDR Fund	43	7,049
TOTAL EXCHANGE-TRADED FUNDS (Cost $44,711)		44,288
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,067	10,067
State Street Navigator Securities Lending Government Money Market Portfolio(3)	21,146	21,146
		31,213
Repurchase Agreements†
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $1,584), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $1,546)		1,545
TOTAL SHORT-TERM INVESTMENTS (Cost $32,758)		32,758
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,629,371)		5,205,161
OTHER ASSETS AND LIABILITIES — (0.5)%		(24,471)
TOTAL NET ASSETS — 100.0%		$5,180,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,959	EUR	10,309	Bank of America N.A.	12/22/23	$17
USD	10,960	EUR	10,310	JPMorgan Chase Bank N.A.	12/22/23	19
USD	10,963	EUR	10,310	Morgan Stanley	12/22/23	22
USD	1,700	EUR	1,613	Morgan Stanley	12/22/23	(12)
						$46

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,691. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,146.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,039,417	$88,698	—
Exchange-Traded Funds	44,288	—	—
Short-Term Investments	31,213	1,545	—
	$5,114,918	$90,243	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$58	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$12	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.